Loans portfolio - Components (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial investments
Loans	£ 18,010.0	£ 17,042.0
Mortgage loans
Financial investments
Loans	11,657.0	10,535.0
Policy loans
Financial investments
Loans	4,637.0	4,227.0
Other loans
Financial investments
Loans	£ 1,716.0	£ 2,280.0
UK and Europe | Non-linked shareholder-backed | Lifetime (equity-release) mortgages | Average
Financial investments
Estimated loan to value (as a percent)	33.00%	31.00%
Jackson (US insurance operations) | Mortgage loans
Financial investments
Loans with restructured contractual terms	£ 0.0	£ 0.0
Jackson (US insurance operations) | Mortgage loans | Average
Financial investments
Loans	£ 14.0	£ 12.6
Estimated loan to value (as a percent)	53.00%	55.00%
Operating segments | Asia
Financial investments
Loans	£ 1,377.0	£ 1,317.0
Operating segments | Asia | With-profits
Financial investments
Loans	792.0	725.0
Operating segments | Asia | With-profits | Policy loans
Financial investments
Loans	727.0	613.0
Operating segments | Asia | With-profits | Other loans
Financial investments
Loans	65.0	112.0
Operating segments | Asia | Non-linked shareholder-backed
Financial investments
Loans	585.0	592.0
Operating segments | Asia | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	156.0	177.0
Operating segments | Asia | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	226.0	216.0
Operating segments | Asia | Non-linked shareholder-backed | Other loans
Financial investments
Loans	203.0	199.0
Operating segments | US
Financial investments
Loans	11,066.0	9,630.0
Operating segments | US | Non-linked shareholder-backed
Financial investments
Loans	11,066.0	9,630.0
Operating segments | US | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	7,385.0	6,236.0
Operating segments | US | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	3,681.0	3,394.0
Accounted for at fair value through profit or loss	2,783.0	2,512.0
Operating segments | UK and Europe
Financial investments
Loans	5,567.0	5,986.0
Operating segments | UK and Europe | With-profits
Financial investments
Loans	3,853.0	4,268.0
Operating segments | UK and Europe | With-profits | Mortgage loans
Financial investments
Loans	2,461.0	2,441.0
Operating segments | UK and Europe | With-profits | Policy loans
Financial investments
Loans	3.0	4.0
Operating segments | UK and Europe | With-profits | Other loans
Financial investments
Loans	1,389.0	1,823.0
Operating segments | UK and Europe | Non-linked shareholder-backed
Financial investments
Loans	1,714.0	1,718.0
Operating segments | UK and Europe | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	1,655.0	1,681.0
Amount related to lifetime (equity release) mortgage business	1,237.0	1,267.0
Operating segments | UK and Europe | Non-linked shareholder-backed | Other loans
Financial investments
Loans	£ 59.0	37.0
Unallocated to a segment (central or other operations)
Financial investments
Loans		109.0
Unallocated to a segment (central or other operations) | Other loans
Financial investments
Loans		£ 109.0